Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, net
Summary of property, equipment and software, net

	As of December 31,
	2024	2025
	US$	US$
Cost:
Leasehold improvements	3,641	4,152
Computers and electronic equipment	7,830	8,930
Office equipment	399	408
Software	998	1,240
Construction in progress (1)	4,185	12,073
Total cost	17,053	26,803
Less: Accumulated depreciation and amortization	(10,434)	(11,150)
Total property, equipment and software, net	6,619	15,653
(1)	As of December 31, 2024 and 2025, the balance represents the Group’s capital expenditure contracted for construction of self-used buildings.